OPERATING EXPENSES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Operating Expenses
Research and development	$ 14,292,744	$ 22,088,011	$ 54,486,237	$ 51,188,991	$ 77,387,336	$ 21,650,840